EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Net income (loss) available to equity shareholders of the Company	$ (179,000)	$ 126,000
Weighted average shares outstanding, basic (in shares)	532,000,000	500,000,000
Weighted average shares outstanding, diluted (in shares)	549,000,000	500,000,000
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.34	$ (0.25)
Total basic diluted earnings per share attributable to equity shareholders (in USD per share)	$ 0.33	$ (0.25)